Fair Value - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Mortgage Servicing Rights [Line Items]
Initial interest rates	More than 4.5%.
Interest rate	4.50%
Mortgage loans description	Note interest rate pools of 50 basis points
Basis point for mortgage loan	0.50%
Fair value of exchangeable senior notes	$ 240.7	$ 230.0
Minimum [Member]
Mortgage Servicing Rights [Line Items]
Fixed-rate mortgage loans	3.00%
Maximum [Member]
Mortgage Servicing Rights [Line Items]
Fixed-rate mortgage loans	4.50%
Non-Commercial Real Estate Secured Mortgage Loans [Member]
Mortgage Servicing Rights [Line Items]
Initial interest rates	More than 4.5%
Non-Commercial Real Estate Secured Mortgage Loans [Member] | Minimum [Member]
Mortgage Servicing Rights [Line Items]
Interest rate	4.50%